UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Defiance Asset Management, LLC

Address:   100 Front Street
           Suite 920
           West Conshohocken, PA 19428


13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Mimi Drake
Title:     Chief Financial Officer
Phone:     (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                 West Conshohocken, PA         February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total: $462,960
                                         (x000s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.


                                             FORM 13F INFORMATION TABLE
                                                    December 31, 2006


COLUMN 1                      COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7      COLUMN 8

                              TITLE                      VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP      (x$1,000)  PRN AMT   PRN CALL  DISCRETION    MGRS   SOLE      SHARED     NONE
--------------                --------      -----      ---------  -------   --- ----  ----------    ----   ----      ------     ----
AETNA INC NEW                 COM           00817Y108  10,670       247,112 SH        SHARED-OTHER  1                  247,112
AETNA INC NEW                 COM           00817Y108   4,025        93,212 SH        SOLE          NONE    93,212
ALCOA INC                     COM           013817101  10,965       365,391 SH        SHARED-OTHER  1                  365,391
ALCOA INC                     COM           013817101   4,138       137,881 SH        SOLE          NONE   137,881
AMERICAN INTL GROUP INC       COM           026874107   4,963        69,254 SH        SHARED-OTHER  1                   69,254
AMERICAN INTL GROUP INC       COM           026874107   1,879        26,217 SH        SOLE          NONE    26,217
APACHE CORP                   COM           037411105   9,118       137,092 SH        SHARED-OTHER  1                  137,092
APACHE CORP                   COM           037411105   3,449        51,861 SH        SOLE          NONE    51,861
ARROW ELECTRS INC             COM           042735100   3,051        96,691 SH        SHARED-OTHER  1                   96,691
ARROW ELECTRS INC             COM           042735100   1,143        36,233 SH        SOLE          NONE    36,233
ASYST TECHNOLOGY CORP         COM           04648X107  10,086     1,379,729 SH        SHARED-OTHER  1                1,379,729
ASYST TECHNOLOGY CORP         COM           04648X107   3,899       533,343 SH        SOLE          NONE   533,343
BANK OF AMERICA CORPORATION   COM           060505104   3,052        57,160 SH        SHARED-OTHER  1                   57,160
BANK OF AMERICA CORPORATION   COM           060505104   1,155        21,644 SH        SOLE          NONE    21,644
CATERPILLAR INC DEL           COM           149123101   7,633       124,463 SH        SHARED-OTHER  1                  124,463
CATERPILLAR INC DEL           COM           149123101   2,879        46,937 SH        SOLE          NONE    46,937
CITIGROUP INC                 COM           172967101  13,513       242,602 SH        SHARED-OTHER  1                  242,602
CITIGROUP INC                 COM           172967101   5,117        91,868 SH        SOLE          NONE    91,868
CLEVELAND CLIFFS INC          COM           185896107   8,396       173,338 SH        SHARED-OTHER  1                  173,338
CLEVELAND CLIFFS INC          COM           185896107   3,176        65,585 SH        SOLE          NONE    65,585
CONOCOPHILLIPS                COM           20825C104  25,778       358,283 SH        SHARED-OTHER  1                  358,283
CONOCOPHILLIPS                COM           20825C104   9,723       135,139 SH        SOLE          NONE   135,139
DOW CHEM CO                   COM           260543103   3,073        77,026 SH        SHARED-OTHER  1                   77,026
DOW CHEM CO                   COM           260543103   1,157        28,985 SH        SOLE          NONE    28,985
ENDOLOGIX INC                 COM           29266S106   2,636       753,132 SH        SHARED-OTHER  1                  753,132
ENDOLOGIX INC                 COM           29266S106   1,030       294,329 SH        SOLE          NONE   294,329
GOTTSCHALKS INC               COM           383485109   9,409       819,619 SH        SHARED-OTHER  1                  819,619
GOTTSCHALKS INC               COM           383485109   3,703       322,481 SH        SOLE          NONE   322,481
HARTFORD FIN SVCS GROUP INC   COM           416515104   9,742       104,401 SH        SHARED-OTHER  1                  104,401
HARTFORD FIN SVCS GROUP INC   COM           416515104   3,676        39,394 SH        SOLE          NONE    39,394
HESS CORP                     COM           42809H107   6,815       137,479 SH        SHARED-OTHER  1                  137,479
HESS CORP                     COM           42809H107   2,576        51,986 SH        SOLE          NONE    51,986
HOME DEPOT INC                COM           437076102   8,104       201,796 SH        SHARED-OTHER  1                  201,796
HOME DEPOT INC                COM           437076102   3,067        76,378 SH        SOLE          NONE    76,378
ISHARES TR                    RUSSELL 2000  464287655   6,882       882,000     PUT   SHARED-OTHER  1                  882,000
ISHARES TR                    RUSSELL 2000  464287655   2,715       348,000     PUT   SOLE          NONE   348,000
JAKKS PAC INC                 COM           47012E106   6,628       303,478 SH        SHARED-OTHER  1                  303,478
JAKKS PAC INC                 COM           47012E106   2,551       116,806 SH        SOLE          NONE   116,806
JARDEN CORP                   COM           471109108   2,844        81,738 SH        SHARED-OTHER  1                   81,738
JARDEN CORP                   COM           471109108   1,088        31,262 SH        SOLE          NONE    31,262
MOTOROLA INC                  COM           620076109  11,758       571,865 SH        SHARED-OTHER  1                  571,865
MOTOROLA INC                  COM           620076109   7,626       370,884 SH        SOLE          NONE   370,884
MUELLER INDS INC              COM           624756102   4,733       149,303 SH        SHARED-OTHER  1                  149,303
MUELLER INDS INC              COM           624756102   1,787        56,381 SH        SOLE          NONE    56,381
NABORS INDUSTRIES LTD         SHS           G6359F103  12,928       434,118 SH        SHARED-OTHER  1                  434,118
NABORS INDUSTRIES LTD         SHS           G6359F103   4,873       163,616 SH        SOLE          NONE   163,616
NASDAQ 100 TR                 UNIT SER 1    631100104   8,261     1,914,000     PUT   SHARED-OTHER  1                1,914,000
NASDAQ 100 TR                 UNIT SER 1    631100104   3,263       756,000     PUT   SOLE          NONE   756,000
PFIZER INC                    COM           717081103   6,434       248,420 SH        SHARED-OTHER  1                  248,420
PFIZER INC                    COM           717081103   2,427        93,696 SH        SOLE          NONE    93,696
SEAGATE TECHNOLOGY            SHS           G7945J104   6,902       260,452 SH        SHARED-OTHER  1                  260,452
SEAGATE TECHNOLOGY            SHS           G7945J104   2,605        98,325 SH        SOLE          NONE    98,325
ST PAUL TRAVELERS INC         COM           792860108  16,201       301,760 SH        SHARED-OTHER  1                  301,760
ST PAUL TRAVELERS INC         COM           792860108   6,118       113,946 SH        SOLE          NONE   113,946
TEREX CORP NEW                COM           880779103  25,212       390,407 SH        SHARED-OTHER  1                  390,407
TEREX CORP NEW                COM           880779103   9,471       146,644 SH        SOLE          NONE   146,644
TRONOX INC                    COM CL B      897051207   5,218       330,476 SH        SHARED-OTHER  1                  330,476
TRONOX INC                    COM CL B      897051207   1,963       124,314 SH        SOLE          NONE   124,314
TWEEN BRANDS INC              COM           901166108   9,820       245,927 SH        SHARED-OTHER  1                  245,927
TWEEN BRANDS INC              COM           901166108   3,720        93,158 SH        SOLE          NONE    93,158
UAL CORP                      COM NEW       902549807  26,355       598,969 SH        SHARED-OTHER  1                  598,969
UAL CORP                      COM NEW       902549807   9,943       225,980 SH        SOLE          NONE   225,980
UAL CORP                      COM NEW       902549807   5,698     1,295,000     PUT   SHARED-OTHER  1                1,295,000
UAL CORP                      COM NEW       902549807   2,222       505,000     PUT   SOLE          NONE   505,000
US AIRWAYS GROUP INC          COM           90341W108   6,799       126,250 SH        SHARED-OTHER  1                  126,250
US AIRWAYS GROUP INC          COM           90341W108   2,556        47,477 SH        SOLE          NONE    47,477
VALASSIS COMMUNICATIONS INC   COM           918866104   4,775       329,285 SH        SHARED-OTHER  1                  329,285
VALASSIS COMMUNICATIONS INC   COM           918866104   1,833       126,415 SH        SOLE          NONE   126,415
WELLPOINT INC                 COM           94973V107   9,550       121,358 SH        SHARED-OTHER  1                  121,358
WELLPOINT INC                 COM           94973V107   3,616        45,954 SH        SOLE          NONE    45,954
WESTERN DIGITAL CORP          COM           958102105   9,284       453,782 SH        SHARED-OTHER  1                  453,782
WESTERN DIGITAL CORP          COM           958102105   3,505       171,307 SH        SOLE          NONE   171,307

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